ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2023	Mar. 01, 2024
Product Information [Line Items]
Loans payable	$ 32,801,345	$ 32,796,345
Allowance for doubtful accounts receivable	140,000	68,000
Inventory valuation reserves	465,000	959,000
Deferred development costs	0	0
Payment for stock based compensation warrants	0	1,521,000	$ 499,500
Accumulated deficit	(156,496,930)	(132,962,427)		$ 4,175,535
Incentive Compensation Plan [Member]
Product Information [Line Items]
Payment for stock based compensation warrants	$ 0	$ 1,521,000
One Customer [Member]
Product Information [Line Items]
Percentage of revenue	55.00%
Four Customer [Member]
Product Information [Line Items]
Percentage of revenue		56.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Product Information [Line Items]
Percentage of accounts receivable	52.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Two Customer [Member]
Product Information [Line Items]
Percentage of accounts receivable		72.00%
Controller [Member]
Product Information [Line Items]
Loans additions	$ 28,581,506	$ 28,540,506
Loans percentage	87.00%	87.00%